REVENUE - Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract liability	$ 33.8	$ 32.5
Revenue recognized that was included in contract liability	$ 31.9	$ 31.1